Provision for legal proceedings and judicial deposits - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 22,413,711		R$ 19,835,788
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		6,905,964		5,476,470
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		14,647,917		13,416,966
Legal Proceedings Contingent Liability, Tax [member] | Federal income taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[1]	5,404,264		4,344,963
Legal Proceedings Contingent Liability, Tax [member] | ICMS - State VAT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[2]	2,877,144		3,042,710
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[3]	2,368,123		2,182,933
Legal Proceedings Contingent Liability, Tax [member] | IRRF - Withholding tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[4]	1,251,394		1,227,555
Legal Proceedings Contingent Liability, Tax [member] | Penalties related to tax positions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[5]	461,747		473,690
Legal Proceedings Contingent Liability, Tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[6]	492,025		455,121
Legal Proceedings Contingent Liability, Tax [member] | MP 470 - Tax installments [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[7]	398,184		357,500
Legal Proceedings Contingent Liability, Tax [member] | INSS - Social security and other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[8]	180,533		226,807
Legal Proceedings Contingent Liability, Tax [member] | Compensation with IPI - IN 67/98 [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[9]	186,048		183,585
Legal Proceedings Contingent Liability, Tax [member] | Goodwill [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible				84,953
Legal Proceedings Contingent Liability, Tax [member] | Stock option [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[10]	65,260		63,986
Legal Proceedings Contingent Liability, Tax [member] | Foreign financial operation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible				29,136
Legal Proceedings Contingent Liability, Tax [member] | Financial transactions tax on loan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		8,450		14,886
Legal Proceedings Contingent Liability, Tax [member] | Capital Gain [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		29,516	[11]
Legal Proceedings Contingent Liability, Tax [member] | IOF on Mutual [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		136,286	[12]
Legal Proceedings Contingent Liability, Tax [member] | Other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		788,943		729,141
Legal Proceedings Contingent Liability, Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 859,830		R$ 942,352

[1]	The Company and its subsidiaries have (a) assessment notices related to the disallowance of deductions from the amortization of goodwill expense; (b) The subsidiary Comgás was aware of the non-approval of tax debt offsetting carried out in 2015 and 2016, using credits arising from Corporate Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL.” After administrative discussion, some of the declarations have already been definitively ratified by the Brazil Internal Revenue Service (Receita Federal do Brasil); (c) 50% isolated fine tax assessment notices resulting from non-approval. compensation made through PER/DCOMP; and (d) questioning the limitations included in article 74, IX, of Law No. 9,430/96, by article 6 of Law No. 13,670/2018, which restricted the right of companies to proceed with the settlement of the monthly anticipations of IRPJ and CSLL calculated by estimate, through compensation.
[2]	The legal claims related to the ICMS essentially involve: (a) Infraction Notices drawn up by the São Paulo State Finance Department (Secretaria da Fazenda de São Paulo), against Rumo Malha Paulista, with the reporting of infractions for alleged lack collection of ICMS in the provision of rail transport services for export; improper credit of ICMS for alleged bookkeeping in the Book of Entries of amounts higher than those found in the Tax Books; improper credit of ICMS for acquisitions supposedly classified as use and consumption. Fines of 50% of the tax amount and 100% of the amount of credit considered undue were also included. (b) state tax authorities assessed the charges for non-taxation by ICMS on the invoices for the provision of rail freight services for export. All assessments were challenged, since there is a favorable position for taxpayers consolidated in the higher courts, based on the Federal Constitution and Complementary Law 87/1996 (c) the Treasury of the State of Mato Grosso drew up several Terms of Seizure and Deposit (TADs) in order to collect ICMS and a 50% fine on the value of the fined operations, under the mistaken understanding that the goods exit operations destined for export would be cancelled with the DACTEs (Auxiliary Document of Electronic Transport Knowledge), with the supposed characterization of untrue documentation, under the terms of articles 35-A and 35-B of State Law 7098/98. The Company and its subsidiaries contest challenge the assessments and demonstrate to the Tax Authorities that the goods transported were duly covered by suitable tax documentation; (d) collection of ICMS, for the years 2018 and 2019, in the acquisition of wagons as a result of the alleged non-exemption provided for by the Tax System for Incentives to the Modernization and Expansion of the Port Structure - REPORTO by the São Paulo tax authorities.
[3]	The administrative demands for PIS and COFINS in Rumo subsidiary are substantially related to the disallowance of PIS and COFINS credits by the non-cumulative system related to the following items: a) credits launched out of time unaccompanied by prior rectification of tax returns; b) claims on expenses arising from mutual traffic contracts; c) credits related to expenses with services classified as inputs in the activity carried out by the Company that supposedly were not proven during the Inspection; d) credits on expenses with transportation of employees; e) credits related to electricity expenses; f) credits on expenses with machinery rentals and rentals that were not proven in the course of the Inspection; g) credits on expenses on the acquisition of machinery, equipment and other assets incorporated into the subsidiary's fixed assets; and (h) and isolated fine corresponding to 50% of the value of the credits.
[4]	The legal claims related to the IRRF essentially involve: (a) The subsidiary CLE had an assessment notice drawn up for the collection of income tax withheld at source, as a tax officer, due to an alleged capital gain resulting from the acquisition of assets from companies located abroad. (b) Rumo Malha Paulista had part of its IRPJ credit balance offset partially disallowed by the Federal Revenue Service (Receita Federal do Brasil) based on the argument that the Company would not be entitled to IRRF offset on swap transactions.
[5]	Infraction Notices drawn up in the face of Rumo to demand differences in IRPJ, CSLL, PIS and COFINS, related to the calendar years 2005 to 2008, due to the following alleged a) undue deduction of the Real Profit and the Calculation Base of CSLL of financial expenses arising from loans entered into with financial institutions abroad, b) undue exclusion of CSLL's Real Profit and Calculation Base of financial income from securities issued by the Government of Austria and the Government of Spain, c) no inclusion, in the Real Profit and in the CSLL Calculation Base, of the gains earned in swap operations, and no taxation of the financial income resulting from such contracts by PIS and COFINS, d) undue exclusion of the Real Profit and the Calculation Base of CSLL, carried out as PIS and COFINS credits, e) undue exclusion of Real Profit and the CSLL Calculation Base carried out as deferred CSLL. f) undue exclusion of taxable income and the CSLL calculation basis made as deferred CSLL; and Violation g) insufficient payment of advances of IRPJ and CSLL, which generated the application of an isolated fine at the percentage of 50%, together with the fines of 75%. In 2019, we had definitive success regarding the completeness of the infractions “a”, “b”, “d”, “e” and “f”, as well as part of the infraction “c”, to recognize the possibility of exclusion of the actual profit and the CSLL calculation basis of the revenues arising from the Austrian public debt securities acquired on July 24, 2006 and, as a consequence, of part of the infraction “g”, in the extension of the partial cancellation of the item “c”. Contingency adjusted for ultimate success. The remainder of item “g” remains under administrative discussion. The discussion on the remainder of item “c” ended at the administrative level and continued at the judicial level.
[6]	Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (Imposto sobre produtos industrializados), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.
[7]	Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.
[8]	The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.
[9]	The lawsuits related to the IPI essentially involve: (a) Tax requirement on sugar sales subject to zero rate, due to their polarization degree greater than 99.5º or without IPI, under the terms of the Normative Instruction 67/98 and (b) in the subsidiary CLE tax requirement, on the output of lubricating grease, of a product immune to the collection of IPI, as it is derived from oil.
[10]	Tax assessments issued against the Rumo S.A. for the collection of social security contributions (20% on the amount paid) of amounts related to the stock option plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.
[11]	Tax assessment notices issued by the Federal Revenue Service (Receita Federal do Brasil) in 2011 and 2013 and 2019 against Rumo related to a) disallowance of goodwill expense based on future profitability, as well as financial expenses; b) non-taxation of supposed capital gain on the sale of equity interest in a Company of the same economic group; and c) supposed capital gain on the incorporation of shares in companies of the same economic group. In 2019, the subsidiary had definitive success in terms of reducing the capital gain launch base. Contingency adjusted for ultimate success.
[12]	The lawsuits related to the IOF essentially involve a) The Federal Treasury intends to enforce the levy of IOF on the current accounts maintained by the parent Company for Rumo and its subsidiaries (most substantial part of the assessment). In the understanding of the tax authorities, the use of an accounting item as advances for expenses to related companies, without a formal loan agreement, characterizes the existence of a current account, and the IOF due must be determined according to the rules specific to revolving credit operations. The tax assessment notices are still being questioned at the administrative level; b) Tax Assessment Notice issued by the Federal Tax Authorities against Rumo Malha Norte for alleged failure to pay IOF in the period 2017 and 2018, relating to the collection of alleged financial transactions between the group companies, essentially on the remittance of amounts arising from mutual traffic between Malha Norte and Malha Paulista, contracts with Raízen and other amounts listed in other accounting accounts.